          As filed with the Securities and Exchange Commission on March 10, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09761

                           THE POTOMAC INSURANCE TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)

                         33 WHITEHALL STREET, 10TH FLOOR
                         -------------------------------
                               NEW YORK, NY 10004
                               ------------------
               (Address of principal executive offices) (Zip code)

                                DANIEL D. O'NEILL
                                -----------------
                         33 WHITEHALL STREET, 10TH FLOOR
                         -------------------------------
                               NEW YORK, NY 10004
                               ------------------
                     (Name and address of agent for service)

                                 1-646-572-3390
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2004

Date of reporting period: DECEMBER 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

                             LETTER TO SHAREHOLDERS
                               FEBRUARY 24, 2005

Dear Shareholders,

The calendar year 2004, which coincides with the fiscal year for the Potomac Insurance Trust, was, in retrospect, a better year for the markets than it seemed. For the year, the S&P 500 Index, a measure of the large cap equity market, gained 9.45% in price terms, 10.77% on a total return basis. The Nasdaq 100 Index, generally used as a proxy for the technology sector, gained 15.68% in price terms and 15.94% on a total return basis. The Russell 2000, a measure of small cap stocks, gained 16.39% in price terms and 17.44% on a total return basis. The bond market, gained strongly from January through March, declined from April through June but then rallied strongly through the end of the year and posted gains for the year, with the Lehman US Aggregate Bond Index gaining 4.4% on a total return basis.

Although both the equity and fixed income markets posted gains in 2004, the markets did not feel terribly healthy. The bulk of the gains in the equity markets occurred in the final two months of the year. The total return for the S&P 500 in November and December was 7.56%, 80% of the 9.45% gain for the year. Although not exactly the same, the Nasdaq and the Russell also owe the bulk of their gains to the final two months of the year. Observers of the bond market left scratching their heads as the bond markets ignored the Federal Reserve, which raised short-term interest rates from 1.00% in June to 2.25% by December, and rallied the longer-term bonds in the second half of the year. The Lehman US Aggregate Bond Index gained 3.90% from July 1 through the end of the year, almost all of its 4.4% gain for the year.

The situation in Iraq was a clear weight on the markets, as was the lukewarm economy. Job creation has not been good and the deficits -- budget and trade -- are a significant concern. Interestingly, however, the markets movement after the election would seem to indicate that uncertainty about the election was a major factor in the lack of prior market direction. Unfortunately, although the markets made a strong move in December perhaps in reaction to the election results, that move was halted and, to some extent, reversed, in early January as the markets seemed to move from a post-election rally into a more sober phase. Since then, Iraq successfully held elections but the results do not seem to have slowed the violence. As I write this letter, President Bush is traveling abroad as part of an attempt to repair international relations and, hopefully, get greater support for our efforts in Iraq. At home, Social Security has taken center stage, with the markets trying to determine whether there will be reform and how to pay for it if it comes.

The Potomac Insurance Trust commenced operation in July with the launch of the Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund. The Evolution Funds are sub-advised by Flexible Plan Investments, Ltd. As new Funds offered in a new product, the Funds were somewhat small during their initial six months of operations but we are encouraged both by the recent performance and by the overall strategy. We believe that the Funds, which attempt to identify changes in the markets and positions their portfolios accordingly, are highly appropriate to the types of markets in which we find ourselves.

Best regards,

/s/ DANIEL O'NEILL
Daniel O'Neill
The Potomac Insurance Trust

                         EVOLUTION VP MANAGED BOND FUND

                                          EVOLUTION VP MANAGED BOND FUND     LEHMAN US AGGREGATE BOND INDEX
                                          ------------------------------     ------------------------------
              7/1/04(2)                               10000                              10000
            12/31/04                                  10380                              10390

                                             AVERAGE ANNUAL
                                            TOTAL RETURN(1)
                                            ----------------
                                                 SINCE
                                               INCEPTION
                                            ----------------
EVOLUTION VP MANAGED BOND FUND                   3.80%
LEHMAN US AGGREGATE BOND INDEX                   3.90%

The Evolution VP Managed Bond Fund is designed to be a "value-added" rotational fund that seeks to overweight those sectors of the bond market that have been outperforming the broader bond market. The Fund is able to go to the safety of cash and may use inverse bond funds as the market dictates. The Fund commenced operations on July 1, 2004. From July 1, 2004 through December 31, 2004, the Fund gained 3.80% compared to a gain for the Lehman US Aggregate Bond Index of 3.90%. The Fund's performance can be attributed in part to a decision to capitalize on the decline of the US dollar by overweighting the international and emerging markets bond sectors. The Fund's performance was helped by the rising equity market, which propelled convertible bonds to strong gains.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Lehman US Aggregate Bond Fund does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of December 31, 2004.
(2) Commencement of operations.

                        EVOLUTION VP MANAGED EQUITY FUND

                                                 EVOLUTION VP MANAGED EQUITY
                                                             FUND                          S&P 500 INDEX
                                                 ---------------------------               -------------
                7/1/04(2)                                  10000.00                           10000.00
              12/31/04                                     10530.00                           10735.00

                                             AVERAGE ANNUAL
                                            TOTAL RETURN(1)
                                            ----------------
                                                 SINCE
                                               INCEPTION
                                            ----------------
EVOLUTION VP MANAGED EQUITY FUND                 5.30%
S&P 500 INDEX(1)                                 7.35%

The Evolution VP Managed Equity Fund is designed to be a "value-added" rotational fund that seeks to overweight those sectors and/or asset classes that have been outperforming the broad equity market. The Fund is able to go to the safety of cash and can invest in international markets as well as the domestic equities markets. The Fund commenced operations on July 1, 2004 and struggled initially. From July 1, 2004 through September 30, 2004 quarter of 2004 the S&P 500 declined 2.30% and the Fund declined more, hurt by the lack of clear trends. In the 4th quarter the Fund gained over 10% as the S&P 500 gained 8.73% (9.23% on a total return basis) as the market rallied strongly after the US election. The Fund's positive performance was due in part to the decision to overweight small cap stocks, and a move from growth to value. For the period July 1, 2004 through December 31, 2004, the Fund gained 5.30% compared to an S&P 500 gain of 7.35%.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Lehman US Aggregate Bond Fund does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of December 31, 2004.
(2) Commencement of operations.

                          EXPENSE EXAMPLE (UNAUDITED)
                               DECEMBER 31, 2004

As a shareholder of the Evolution VP Managed Bond Fund and the Evolution VP Managed Equity Fund (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. These expenses are not included in the expenses shown in the table. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           EVOLUTION VP MANAGED BOND FUND
                                             -----------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING          DURING PERIOD
                                             ACCOUNT VALUE          ACCOUNT VALUE         JULY 1, 2004 -
                                              JULY 1, 2004      DECEMBER 31, 2004     DECEMBER 31, 2004*
                                             -------------    -------------------    -------------------
Actual                                         $1,000.00      $          1,038.00    $             10.25
Hypothetical (5% return before expenses)        1,000.00                 1,015.08                  10.13

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                          EVOLUTION VP MANAGED EQUITY FUND
                                             -----------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING          DURING PERIOD
                                             ACCOUNT VALUE          ACCOUNT VALUE         JULY 1, 2004 -
                                              JULY 1, 2004      DECEMBER 31, 2004     DECEMBER 31, 2004*
                                             -------------    -------------------    -------------------
Actual                                         $1,000.00      $          1,053.00    $             10.32
Hypothetical (5% return before expenses)        1,000.00                 1,015.08                  10.13

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                         EVOLUTION VP MANAGED BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               DECEMBER 31, 2004

[CHART]
                        EVOLUTION VP MANAGED EQUITY FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               DECEMBER 31, 2004

[CHART]
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                          EVOLUTION MANAGED BOND FUND
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 92.2%
  1,436   Advent Claymore Convertible
            Securities and Income Fund     $    37,795
  4,333   Alliance World Dollar
            Government Fund II                  53,643
  1,716   Calamos Convertible
            Opportunities and Income
            Fund                                35,504
  3,576   Corporate High Yield Fund V,
            Inc.                                55,964
    919   Eaton Vance Senior
            Floating-Rate Fund                  18,435
  3,574   Evergreen Income Advantage
            Fund                                57,720
  2,410   ING Prime Rate Trust                  18,027
    139   iShares GS $ InvesTop
            Corporate Bond Fund                 15,503
    320   iShares Lehman 7-10 Year
            Treasury Bond Fund                  27,184
    114   iShares Lehman Aggregate Bond
            Fund                                11,674
  1,353   iShares Lehman Treasury
            Inflation Protected
            Securities Fund                    143,161

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
  2,164   Nicholas-Applegate
            Convertible & Income Fund      $    35,987
  3,500   Pioneer High Income Trust             59,780
  3,791   Templeton Emerging Markets
            Income Fund                         52,164
  5,477   Templeton Global Income Fund          54,387
  2,143   Van Kampen Senior Income
            Trust                               18,044
                                           -----------
          TOTAL INVESTMENT COMPANIES
            (Cost $688,615)                $   694,972
                                           -----------
          Total Investments
            (Cost $688,615) - 92.2%        $   694,972
          Other Assets in Excess of
            Liabilities - 7.8%                  58,579
                                           -----------
          TOTAL NET ASSETS - 100.0%        $   753,551
                                           ===========

Percentages are stated as a percent of net assets.

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 COMMON STOCKS - 88.2%
Aerospace & Defense - 2.8%
 176     AAR Corp. (a)                      $    2,397
  10     Alliant Techsystems, Inc. (a)             654
  20     Armor Holdings, Inc. (a)                  940
  63     DRS Technologies, Inc. (a)              2,691
  72     Engineered Support Systems,
           Inc.                                  4,264
  40     General Dynamics Corp.                  4,184
  54     L-3 Communications Holdings,
           Inc.                                  3,955
  20     Lockheed Martin Corp.                   1,111
  53     Moog, Inc. (a)                          2,403
  46     Northrop Grumman Corp.                  2,501
  10     Precision Castparts Corp.                 657
  22     Rockwell Collins, Inc.                    868
  42     Sequa Corp. (a)                         2,568
                                            ----------
                                                29,193
                                            ----------
Air Freight & Logistics - 0.4%
  37     EGL, Inc. (a)                           1,106
  22     FedEx Corp.                             2,167
  20     Forward Air Corp. (a)                     894
                                            ----------
                                                 4,167
                                            ----------
Airlines - 0.1%
  68     Southwest Airlines Co.                  1,107
                                            ----------

Auto Components - 0.9%
  14     ArvinMeritor, Inc.                        313
  18     BorgWarner, Inc.                          975
  49     Cooper Tire & Rubber Co.                1,056
 191     Intermet Corp. (a)                         62
 133     Standard Motor Products, Inc.           2,102
  38     Superior Industries
           International                         1,104
 102     The Goodyear Tire & Rubber Co.
           (a)                                   1,495
 190     Tower Automotive, Inc. (a)                454
 214     Visteon Corp.                           2,091
                                            ----------
                                                 9,652
                                            ----------
Automobiles - 0.6%
  16     General Motors Corp.                      641
  54     Harley-Davidson, Inc.                   3,281
  97     Monaco Coach Corp.                      1,995
  20     Winnebago Industries, Inc.                781
                                            ----------
                                                 6,698
                                            ----------
Beverages - 1.7%
  54     Adolph Coors Co. - Class B              4,086
  18     Anheuser-Busch Companies, Inc.            913

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Beverages - 1.7% (Continued)
 111     Constellation Brands, Inc. -
           Class A (a)                      $    5,163
  97     Pepsi Bottling Group, Inc.              2,623
 165     PepsiAmericas, Inc.                     3,504
  18     PepsiCo, Inc.                             940
                                            ----------
                                                17,229
                                            ----------
Biotechnology - 0.4%
  37     Applera Corp - Applied
           Biosystems Group                        774
  14     Charles River Laboratories
           International, Inc. (a)                 644
  22     Enzo Biochem, Inc. (a)                    428
  43     Regeneron Pharmaceuticals, Inc.
           (a)                                     396
  52     Techne Corp. (a)                        2,023
                                            ----------
                                                 4,265
                                            ----------
Building Products - 0.7%
  19     American Standard Companies,
           Inc. (a)                                785
  44     Griffon Corp. (a)                       1,188
 158     Simpson Manufacturing Co.,
           Inc.                                  5,514
                                            ----------
                                                 7,487
                                            ----------
Capital Markets - 0.8%
  30     Federated Investors, Inc.                 912
 131     LaBranche & Co, Inc. (a)                1,174
  18     Merrill Lynch & Co, Inc.                1,076
  22     Piper Jaffray Cos. (a)                  1,055
  22     SEI Investments Co.                       922
  32     The Bear Stearns Companies
           Inc.                                  3,274
                                            ----------
                                                 8,413
                                            ----------
Chemicals - 1.2%
  18     Cytec Industries, Inc.                    925
  36     Ecolab, Inc.                            1,265
  13     Engelhard Corp.                           399
  27     Georgia Gulf Corp.                      1,345
  42     Headwaters, Inc. (a)                    1,197
 122     Material Sciences Corp. (a)             2,195
  19     Rohm & Haas Co.                           840
  11     Sigma-Aldrich Corp.                       665
  51     The Scotts Co. (a)                      3,749
                                            ----------
                                                12,580
                                            ----------
Commercial Banks - 2.6%
  32     Bank of America Corp.                   1,504
  27     East West Bancorp, Inc.                 1,133

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 88.2% (CONTINUED)
Commercial Banks - 2.6% (Continued)
  34     First Bancorp Puerto Rico          $    2,159
  27     Hudson United Bancorp                   1,063
  40     Irwin Financial Corp.                   1,136
  32     M&T Bank Corp.                          3,451
  90     National City Corp.                     3,379
  27     Republic Bancorp Inc.                     412
  46     SunTrust Banks, Inc.                    3,398
  69     The South Financial Group Inc           2,245
  28     Trustco Bank Corp NY                      386
  69     UCBH Holdings, Inc.                     3,162
  73     United Bankshares, Inc.                 2,785
  18     Wilmington Trust Corp.                    651
                                            ----------
                                                26,864
                                            ----------
Commercial Services & Supplies - 3.3%
  16     Adesa, Inc.                               340
 101     Angelica Corp.                          2,732
  15     Apollo Group, Inc. (a)                  1,211
  97     Copart, Inc. (a)                        2,553
  11     Corinthian Colleges, Inc. (a)             207
  26     CPI Corp.                                 353
  37     Deluxe Corp.                            1,381
  10     Heidrick & Struggles
           International, Inc. (a)                 343
 151     Insurance Auto Auctions, Inc.
           (a)                                   3,385
  84     Ionics, Inc. (a)                        3,641
  43     ITT Educational Services, Inc.
           (a)                                   2,045
 113     Labor Ready, Inc. (a)                   1,912
  15     Laureate Education, Inc. (a)              661
 119     Mobile Mini, Inc. (a)                   3,932
  17     Monster Worldwide, Inc. (a)               572
 157     Pre-Paid Legal Services, Inc.           5,895
  14     Stericycle, Inc. (a)                      643
  13     Viad Corp.                                370
  16     Waste Connections, Inc. (a)               548
  50     Watson Wyatt & Co Holdings              1,348
                                            ----------
                                                34,072
                                            ----------
Communications Equipment - 0.8%
  26     Avaya, Inc. (a)                           447
  24     Brooktrout, Inc. (a)                      288
  26     C-COR, Inc. (a)                           242
  60     CommScope, Inc. (a)                     1,134

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Communications Equipment - 0.8% (Continued)
  63     Corning, Inc. (a)                  $      742
 233     JDS Uniphase Corp. (a)                    739
 108     Lucent Technologies, Inc. (a)             406
  23     PC-Tel, Inc. (a)                          182
  98     Plantronics, Inc.                       4,064
                                            ----------
                                                 8,244
                                            ----------
Computers & Peripherals - 0.5%
  30     Adaptec, Inc. (a)                         228
  20     Network Appliance, Inc. (a)               665
  99     QLogic Corp. (a)                        3,636
  12     Storage Technology Corp. (a)              379
                                            ----------
                                                 4,908
                                            ----------
Construction & Engineering - 0.3%
  17     Fluor Corp.                               927
 131     The Shaw Group Inc. (a)                 2,338
                                            ----------
                                                 3,265
                                            ----------
Construction Materials - 0.4%
  45     Florida Rock Industries, Inc.           2,679
  19     Texas Industries, Inc.                  1,185
                                            ----------
                                                 3,864
                                            ----------
Consumer Finance - 1.0%
  15     American Express Co.                      846
 201     AmeriCredit Corp. (a)                   4,914
  24     MBNA Corp.                                677
  78     SLM Corp.                               4,164
                                            ----------
                                                10,601
                                            ----------
Containers & Packaging - 0.5%
  94     Chesapeake Corp.                        2,553
  24     Myers Industries, Inc.                    307
  54     Sealed Air Corp. (a)                    2,877
                                            ----------
                                                 5,737
                                            ----------
Diversified Financial Services - 0.2%
  30     Moody's Corp.                           2,605
                                            ----------

Diversified Telecommunication Services - 1.2%
  49     AT&T Corp.                                934
 108     CenturyTel, Inc.                        3,831
 643     Cincinnati Bell, Inc. (a)               2,668
  73     Citizens Communications Co.             1,007

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 88.2% (CONTINUED)
Diversified Telecommunication Services - 1.2%
  (Continued)
  66     Commonwealth Telephone
           Enterprises, Inc. (a)            $    3,277
  23     SBC Communications, Inc.                  593
                                            ----------
                                                12,310
                                            ----------
Electric Utilities - 2.1%
  21     Allete, Inc.                              772
  12     Ameren Corp.                              602
  12     CH Energy Group, Inc.                     577
  14     Cinergy Corp.                             583
  29     Cleco Corp.                               587
  13     Consolidated Edison, Inc.                 569
  31     Duquesne Light Holdings, Inc.             584
  50     Entergy Corp.                           3,379
  45     FPL Group, Inc.                         3,364
  19     Great Plains Energy, Inc.                 575
  80     Northeast Utilities                     1,508
  11     OGE Energy Corp.                          292
  14     Pepco Holdings, Inc.                      298
 100     PG&E Corp. (a)                          3,328
  13     Progress Energy, Inc.                     588
  55     The Southern Co.                        1,844
  28     TXU Corp.                               1,808
  11     UIL Holdings Corp.                        564
                                            ----------
                                                21,822
                                            ----------
Electrical Equipment - 0.1%
  36     Magnetek, Inc. (a)                        248
  77     Power-One, Inc. (a)                       687
                                            ----------
                                                   935
                                            ----------
Electronic Equipment & Instruments - 2.9%
 124     Daktronics, Inc. (a)                    3,086
  77     Dionex Corp. (a)                        4,364
 138     Flir Systems, Inc. (a)                  8,803
  80     Global Imaging Systems, Inc.
           (a)                                   3,160
  11     Jabil Circuit, Inc. (a)                   281
  57     Keithley Instruments, Inc.              1,123
 120     Kemet Corp. (a)                         1,074
  23     Methode Electronics, Inc.                 296
  49     Park Electrochemical Corp.              1,062
  14     Radisys Corp. (a)                         274
 106     Sanmina-SCI Corp. (a)                     898
  42     Scansource, Inc. (a)                    2,611
 308     Solectron Corp. (a)                     1,642

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Electronic Equipment & Instruments - 2.9% (Continued)
  29     Tektronix, Inc.                    $      876
  10     Trimble Navigation Ltd. (a)               330
  22     X-Rite, Inc.                              352
                                            ----------
                                                30,232
                                            ----------
Energy Equipment & Services - 1.4%
  31     Cal Dive International, Inc.
           (a)                                   1,263
  61     CARBO Ceramics, Inc.                    4,209
 290     Input/Output, Inc. (a)                  2,564
 137     Maverick Tube Corp. (a)                 4,151
  27     SEACOR Holdings, Inc. (a)               1,442
  17     Tidewater, Inc.                           605
  23     Veritas DGC, Inc. (a)                     516
                                            ----------
                                                14,750
                                            ----------
Food & Staples Retailing - 0.2%
  10     BJ's Wholesale Club, Inc. (a)             291
  14     Performance Food Group Co. (a)            377
  12     Whole Foods Market, Inc.                1,144
                                            ----------
                                                 1,812
                                            ----------
Food Products - 1.0%
  35     Dean Foods Co. (a)                      1,153
  53     General Mills, Inc.                     2,635
  25     Hershey Foods Corp.                     1,389
  15     Kellogg Co.                               670
  16     Sanderson Farms, Inc.                     692
  39     Smithfield Foods, Inc. (a)              1,154
  12     The JM Smucker Co.                        565
  37     Wm. Wrigley Jr. Co.                     2,560
                                            ----------
                                                10,818
                                            ----------
Gas Utilities - 0.9%
  22     Atmos Energy Corp.                        602
 128     Cascade Natural Gas Corp.               2,713
 100     KeySpan Corp.                           3,945
  13     Peoples Energy Corp.                      571
  19     The Laclede Group Inc.                    592
  38     WGL Holdings, Inc.                      1,172
                                            ----------
                                                 9,595
                                            ----------
Health Care Equipment & Supplies - 4.7%
  12     Arthrocare Corp. (a)                      385
  14     Biomet, Inc.                              607
  17     Boston Scientific Corp. (a)               604
  10     C.R. Bard, Inc.                           640
  10     Conmed Corp. (a)                          284

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 88.2% (CONTINUED)
Health Care Equipment & Supplies - 4.7% (Continued)
  37     Cooper Cos, Inc.                   $    2,612
  67     Diagnostic Products Corp.               3,688
  77     ICU Medical, Inc. (a)                   2,105
  30     Idexx Laboratories, Inc. (a)            1,638
 151     Immucor, Inc. (a)                       3,550
  34     Kensey Nash Corp. (a)                   1,174
  67     Mentor Corp.                            2,261
  12     Merit Medical Systems, Inc. (a)           183
  22     Millipore Corp. (a)                     1,096
 151     Possis Medical, Inc. (a)                2,036
  34     Resmed, Inc. (a)                        1,737
  18     Respironics, Inc. (a)                     978
  84     St Jude Medical, Inc. (a)               3,522
  47     Steris Corp. (a)                        1,115
 166     SurModics, Inc. (a)                     5,397
  63     Sybron Dental Specialties, Inc.
           (a)                                   2,229
 156     Waters Corp. (a)                        7,299
 119     Wilson Greatbatch
           Technologies, Inc. (a)                2,668
  22     Zimmer Holdings, Inc. (a)               1,763
                                            ----------
                                                49,571
                                            ----------
Health Care Providers & Services - 6.2%
  27     Aetna, Inc.                             3,368
  39     AMERIGROUP Corp. (a)                    2,951
  41     AmerisourceBergen Corp.                 2,406
  63     Amsurg Corp. (a)                        1,861
  19     Cardinal Health, Inc.                   1,105
  16     Cerner Corp. (a)                          851
  16     Cigna Corp.                             1,305
  59     Coventry Health Care, Inc. (a)          3,132
  92     First Health Group Corp. (a)            1,721
  27     HCA, Inc.                               1,079
  51     Health Management Associates,
           Inc.                                  1,159
  40     IMS Health, Inc.                          928
  83     Lincare Holdings, Inc. (a)              3,540
 269     OCA, Inc. (a)                           1,708
 117     Odyssey HealthCare, Inc. (a)            1,600
  37     Pediatrix Medical Group, Inc.
           (a)                                   2,370
  97     Priority Healthcare Corp. (a)           2,112
 122     Province Healthcare Co. (a)             2,727
 125     Sierra Health Services (a)              6,889
 120     Sunrise Senior Living, Inc. (a)         5,563
  87     Tenet Healthcare Corp. (a)                955

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Health Care Providers & Services - 6.2% (Continued)
  32     Triad Hospitals, Inc. (a)          $    1,191
  40     United Surgical Partners
                    International, Inc.
           (a)                                   1,668
  70     UnitedHealth Group, Inc.                6,162
  51     Wellpoint, Inc. (a)                     5,865
                                            ----------
                                                64,216
                                            ----------
Hotels Restaurants & Leisure - 2.5%
  60     Argosy Gaming Co. (a)                   2,802
  56     Bally Total Fitness Holding
           Corp. (a)                               237
  33     Brinker International, Inc. (a)         1,157
  23     CEC Entertainment, Inc. (a)               919
  39     Harrah's Entertainment, Inc.            2,609
  23     Jack in the Box, Inc. (a)                 848
  96     Landry's Restaurants, Inc.              2,790
  15     Marriott International,
           Inc. - Class A                          945
  26     O'Charleys, Inc. (a)                      508
  39     Rare Hospitality
           International, Inc. (a)               1,243
  26     Ruby Tuesday, Inc.                        678
  95     Ryan's Restaurant Group, Inc.
           (a)                                   1,465
 133     Shuffle Master, Inc. (a)                6,264
  97     Sonic Corp. (a)                         2,959
  16     Starbucks Corp. (a)                       998
                                            ----------
                                                26,422
                                            ----------
Household Durables - 6.6%
  33     American Greetings                        837
 208     Applica, Inc. (a)                       1,258
  47     Centex Corp.                            2,800
  27     Champion Enterprises, Inc. (a)            319
  69     DR Horton, Inc.                         2,781
  74     KB Home                                 7,726
  51     Libbey, Inc.                            1,133
 103     MDC Holdings, Inc.                      8,903
  55     Meritage Homes Corp. (a)                6,198
  11     Mohawk Industries, Inc. (a)             1,004
 137     Pulte Homes, Inc.                       8,741
  26     Russ Berrie & Co, Inc.                    594
 210     Ryland Group, Inc.                     12,083
 111     Salton, Inc. (a)                          628
  43     Standard-Pacific Corp.                  2,758
  14     The Black & Decker Corp.                1,237
 139     Toll Brothers, Inc. (a)                 9,537
                                            ----------
                                                68,537
                                            ----------

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 88.2% (CONTINUED)
Household Products - 0.6%
  61     Clorox Co.                         $    3,595
  19     Colgate-Palmolive Co.                     972
  12     Procter & Gamble Co.                      661
  40     Rayovac Corp. (a)                       1,222
  11     WD-40 Co.                                 313
                                            ----------
                                                 6,763
                                            ----------
Insurance - 3.3%
  33     Allmerica Financial Corp. (a)           1,083
  40     AMBAC Financial Group, Inc.             3,285
  46     American Financial Group Inc.           1,440
  52     AmerUs Group Co.                        2,356
  10     Arthur J. Gallagher & Co.                 325
  43     Chubb Corp.                             3,307
  97     First American Corp.                    3,409
  76     LandAmerica Financial Group,
           Inc.                                  4,099
  13     Loews Corp.                               914
  39     MBIA, Inc.                              2,468
 209     Presidential Life Corp.                 3,545
  65     SCPIE Holdings, Inc. (a)                  643
  78     Stewart Information Services
           Corp.                                 3,249
  46     UICI                                    1,559
 131     UnumProvident Corp.                     2,350
                                            ----------
                                                34,032
                                            ----------
Internet & Catalog Retail - 0.1%
  10     eBay, Inc. (a)                          1,163
                                            ----------

Internet Software & Services - 2.3%
 176     Digital Insight Corp. (a)               3,239
 174     FindWhat.com (a)                        3,085
 244     j2 Global Communications, Inc.
           (a)                                   8,418
 353     WebEx Communications, Inc. (a)          8,394
  12     Yahoo!, Inc. (a)                          452
                                            ----------
                                                23,588
                                            ----------
IT Services - 1.8%
  22     CACI International,
           Inc. - Class A (a)                    1,499
  24     Carreker Corp. (a)                        206
  10     Cognizant Technology
           Solutions Corp. (a)                     423
  60     First Data Corp.                        2,553
  45     Global Payments, Inc.                   2,634
  60     Keane, Inc. (a)                           882

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
IT Services - 1.8% (Continued)
 131     Mantech International Corp. -
           Class A (a)                      $    3,110
 120     Startek, Inc.                           3,414
 115     SunGard Data Systems, Inc. (a)          3,258
  18     The BISYS Group, Inc. (a)                 296
                                            ----------
                                                18,275
                                            ----------
Leisure Equipment & Products - 1.5%
  42     Hasbro, Inc.                              814
 391     Meade Instruments Corp. (a)             1,341
 123     Nautilus Group, Inc.                    2,973
 105     Polaris Industries, Inc.                7,142
  97     SCP Pool Corp.                          3,094
  65     Sturm Ruger & Co, Inc.                    587
                                            ----------
                                                15,951
                                            ----------
Machinery - 3.1%
  14     AGCO Corp. (a)                            306
  67     Astec Industries, Inc. (a)              1,153
  78     Briggs & Stratton Corp.                 3,243
  46     Clarcor, Inc.                           2,519
 120     Federal Signal Corp.                    2,119
  35     Flowserve Corp. (a)                       964
  50     Graco, Inc.                             1,868
  23     IDEX Corp.                                932
  35     Illinois Tool Works, Inc.               3,244
  48     JLG Industries, Inc.                      942
  76     Oshkosh Truck Corp.                     5,197
  31     Pall Corp.                                897
  24     Pentair, Inc.                           1,045
  55     Reliance Steel & Aluminum Co.           2,143
  62     Robbins & Myers, Inc.                   1,478
  48     Toro Co.                                3,905
                                            ----------
                                                31,955
                                            ----------
Marine - 0.1%
  32     Kirby Corp. (a)                         1,420
                                            ----------

Media - 0.6%
  13     4Kids Entertainment, Inc. (a)             273
  71     Catalina Marketing Corp.                2,104
 116     Emmis Communications Corp. (a)          2,226
  32     Entercom Communications Corp.
           (a)                                   1,148
                                            ----------
                                                 5,751
                                            ----------

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 88.2% (CONTINUED)
Metals & Mining - 2.9%
  14     Brush Engineered Materials,
           Inc. (a)                         $      259
  10     Century Aluminum Co. (a)                  263
  33     Cleveland-Cliffs, Inc.                  3,427
  28     Commercial Metals Co.                   1,416
  45     Newmont Mining Corp.                    1,998
  61     Nucor Corp.                             3,193
  65     Phelps Dodge Corp.                      6,430
  91     Ryerson Tull, Inc.                      1,433
 108     Steel Dynamics, Inc.                    4,091
  51     Steel Technologies, Inc.                1,403
  65     United States Steel Corp.               3,331
 145     Worthington Industries                  2,839
                                            ----------
                                                30,083
                                            ----------
Multiline Retail - 0.8%
 135     Dillard's Inc.                          3,627
  39     Dollar Tree Stores, Inc. (a)            1,119
  36     Family Dollar Stores, Inc.              1,124
  46     ShopKo Stores, Inc. (a)                   859
  32     Target Corp.                            1,662
                                            ----------
                                                 8,391
                                            ----------
Multi-Utilities & Unregulated Power - 1.7%
 120     Avista Corp.                            2,120
 163     Calpine Corp. (a)                         642
 223     CMS Energy Corp. (a)                    2,330
  23     Duke Energy Corp.                         583
 495     Dynegy, Inc. - Class A (a)              2,287
  11     Equitable Resources, Inc.                 667
  64     Questar Corp.                           3,261
  15     SCANA Corp.                               591
  38     Sempra Energy                           1,394
 345     Sierra Pacific Resources (a)            3,623
  22     Vectren Corp.                             590
                                            ----------
                                                18,088
                                            ----------
Oil & Gas - 2.0%
  18     Anadarko Petroleum Corp.                1,167
  28     Burlington Resources, Inc.              1,218
  16     Cabot Oil & Gas Corp.                     708
  40     Devon Energy Corp.                      1,557
  17     EOG Resources, Inc.                     1,213
  30     Exxon Mobil Corp.                       1,538
  45     Occidental Petroleum Corp.              2,626
  21     Overseas Shipholding Group              1,159

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Oil & Gas - 2.0% (Continued)
  21     Patina Oil & Gas Corp.             $      788
  74     Pioneer Natural Resources Co.           2,597
  47     Plains Exploration & Production
           Co. (a)                               1,222
  14     Stone Energy Corp. (a)                    631
  15     Sunoco, Inc.                            1,226
  10     Swift Energy Co. (a)                      289
  65     Valero Energy Corp.                     2,951
                                            ----------
                                                20,890
                                            ----------
Paper & Forest Products - 1.0%
  24     Bowater, Inc.                           1,055
 236     Louisiana-Pacific Corp.                 6,311
  50     Weyerhaeuser Co.                        3,361
                                            ----------
                                                10,727
                                            ----------
Personal Products - 0.1%
  26     NBTY, Inc. (a)                            624
                                            ----------

Pharmaceuticals - 1.1%
  85     Alpharma, Inc.                          1,441
  50     Forest Laboratories, Inc. (a)           2,243
  55     Johnson & Johnson                       3,488
  44     Perrigo Co.                               760
  26     Sepracor, Inc. (a)                      1,544
  51     Watson Pharmaceuticals, Inc.
           (a)                                   1,673
                                            ----------
                                                11,149
                                            ----------
Real Estate - 0.3%
  32     New Century Financial Corp Md           2,045
  23     Plum Creek Timber Co Inc.                 884
                                            ----------
                                                 2,929
                                            ----------
Road & Rail - 1.4%
  29     Arkansas Best Corp.                     1,302
  37     CSX Corp.                               1,483
  15     Heartland Express, Inc.                   337
  48     JB Hunt Transport Services,
           Inc.                                  2,153
  87     Kansas City Southern (a)                1,543
 153     Knight Transportation, Inc.             3,794
  13     Landstar System, Inc. (a)                 957
  72     Norfolk Southern Corp.                  2,606
  17     Yellow Roadway Corp. (a)                  947
                                            ----------
                                                15,122
                                            ----------

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 88.2% (CONTINUED)
Semiconductor & Semiconductor Equipment - 2.3%
  57     Advanced Micro Devices, Inc.
           (a)                              $    1,255
  46     Alliance Semiconductor Corp.
           (a)                                     170
 183     Applied Micro Circuits Corp.
           (a)                                     771
  55     Cabot Microelectronics Corp.
           (a)                                   2,203
 128     Dupont Photomasks, Inc. (a)             3,381
  35     ESS Technology (a)                        249
 145     Integrated Circuit Systems,
           Inc. (a)                              3,033
  27     International Rectifier Corp.
           (a)                                   1,203
 147     LTX Corp. (a)                           1,130
  92     Micron Technology, Inc. (a)             1,136
  18     Microsemi Corp. (a)                       313
 175     National Semiconductor Corp.            3,141
  47     Nvidia Corp. (a)                        1,107
  33     PMC - Sierra, Inc. (a)                    371
 108     Silicon Laboratories, Inc. (a)          3,814
  59     Skyworks Solutions, Inc. (a)              556
                                            ----------
                                                23,833
                                            ----------
Software - 4.5%
  15     Adobe Systems, Inc.                       941
 154     Ansys, Inc. (a)                         4,937
  18     Catapult Communications Corp.
           (a)                                     435
 142     Compuware Corp. (a)                       919
  52     Electronic Arts, Inc. (a)               3,207
  14     EPIQ Systems, Inc. (a)                    205
  18     Factset Research Systems, Inc.          1,052
  88     Internet Security Systems (a)           2,046
  70     Intuit, Inc. (a)                        3,081
  63     Kronos, Inc. (a)                        3,221
  35     Macromedia, Inc. (a)                    1,089
  66     Macrovision Corp. (a)                   1,698
  46     Mapinfo Corp. (a)                         551
  38     Mercury Interactive Corp. (a)           1,731
 567     Napster, Inc. (a)                       5,330
  50     Novell, Inc. (a)                          337
 396     NYFIX, Inc. (a)                         2,451
  66     Oracle Corp. (a)                          906
 134     Phoenix Technologies Ltd (a)            1,107
  93     Siebel Systems, Inc. (a)                  976
 147     Sonic Solutions, Inc. (a)               3,299
 123     Symantec Corp. (a)                      3,168
  77     Talx Corp.                              1,986
 153     Wind River Systems, Inc. (a)            2,073
                                            ----------
                                                46,746
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Specialty Retail - 4.0%
  11     Aeropostale, Inc. (a)              $      324
  30     AnnTaylor Stores Corp. (a)                646
  23     Bed Bath & Beyond, Inc. (a)               916
  71     Building Material Holding
           Corp.                                 2,719
  58     Chico's FAS, Inc. (a)                   2,641
  38     Childrens Place (a)                     1,407
 136     Christopher & Banks Corp.               2,509
  51     Cost Plus, Inc. (a)                     1,639
 102     Foot Locker, Inc.                       2,747
  10     Genesco, Inc. (a)                         311
  31     Goody's Family Clothing, Inc.             283
  33     Guitar Center, Inc. (a)                 1,739
  65     Gymboree Corp. (a)                        833
 119     Hibbett Sporting Goods, Inc.
           (a)                                   3,167
 123     Men's Wearhouse, Inc. (a)               3,931
  93     Michaels Stores, Inc.                   2,787
 122     Movie Gallery, Inc.                     2,326
  26     O'Reilly Automotive, Inc. (a)           1,171
  24     Payless Shoesource, Inc. (a)              295
  12     PEP Boys-Manny, Moe & Jack                205
  71     Tbc Corp New (a)                        1,974
  24     The Cato Corp.                            692
  24     Too, Inc. (a)                             587
  44     Toys "R" Us, Inc. (a)                     901
  10     Tractor Supply Co. (a)                    372
 254     Ultimate Electronics, Inc. (a)            312
 109     Urban Outfitters, Inc. (a)              4,840
                                            ----------
                                                42,274
                                            ----------
Textiles, Apparel & Luxury Goods - 1.1%
 116     Fossil, Inc. (a)                        2,974
  16     Haggar Corp.                              376
 116     K-Swiss, Inc.                           3,378
  10     Nike, Inc.                                907
  93     Quiksilver, Inc. (a)                    2,770
  16     Russell Corp.                             312
  14     Timberland Co. (a)                        877
                                            ----------
                                                11,594
                                            ----------
Thrifts & Mortgage Finance - 1.3%
  82     Countrywide Financial Corp.             3,035
  82     Dime Community Bancshares               1,469
  64     FirstFed Financial Corp. (a)            3,320
  50     Fremont General Corp.                   1,259
  19     MGIC Investment Corp.                   1,309
  29     New York Community Bancorp,
           Inc.                                    596

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2004

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 88.2% (CONTINUED)
Thrifts & Mortgage Finance - 1.3% (Continued)
  11     Radian Group, Inc.                 $      586
  50     Sterling Financial Corp. (a)            1,963
  12     The PMI Group Inc.                        501
                                            ----------
                                                14,038
                                            ----------
Tobacco - 0.5%
  14     Altria Group, Inc.                        855
 114     DIMON, Inc.                               766
  71     UST, Inc.                               3,416
                                            ----------
                                                 5,037
                                            ----------
Trading Companies & Distributors - 0.5%
  10     Fastenal Co.                              616
  37     Hughes Supply, Inc.                     1,197
 101     Watsco, Inc.                            3,557
                                            ----------
                                                 5,370
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Wireless Telecommunication Services - 0.3%
 365     Boston Communications Group (a)    $    3,373
                                            ----------
         TOTAL COMMON STOCKS
           (Cost $865,335)                  $  921,137
                                            ----------
         TOTAL INVESTMENTS
           (Cost $865,335) - 88.2%          $  921,137
         Other Assets in Excess of
           Liabilities - 11.8%                 122,786
                                            ----------
         TOTAL NET ASSETS - 100.0%          $1,043,923
                                            ==========

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

POTOMAC INSURANCE TRUST                                        EVOLUTION VP MANAGED     EVOLUTION VP MANAGED
                                                                    BOND FUND               EQUITY FUND
                                                               --------------------     --------------------
ASSETS:
Investments, at market value (Note 2).......................         $694,972                $  921,137
Cash........................................................           48,322                   124,287
Receivable for distributions from regulated investment
  companies.................................................            6,105                        --
Receivable from Investment Advisor..........................           37,233                    40,609
Dividends and interest receivable...........................            5,403                       244
Other assets................................................               29                        37
                                                                     --------                ----------
    Total Assets............................................          792,064                 1,086,314
                                                                     --------                ----------
LIABILITIES:
Accrued expenses and other liabilities......................           38,513                    42,391
                                                                     --------                ----------
    Total Liabilities.......................................           38,513                    42,391
                                                                     --------                ----------
NET ASSETS..................................................         $753,551                $1,043,923
                                                                     ========                ==========
NET ASSETS CONSIST OF:
Paid-in Capital.............................................         $733,057                $  988,121
Accumulated net investment income (loss)....................            8,014                        --
Accumulated net realized gain (loss) on investments.........            6,123                        --
Net unrealized appreciation (depreciation) on:
  Investments...............................................            6,357                    55,802
                                                                     --------                ----------
    Total Net Assets........................................         $753,551                $1,043,923
                                                                     ========                ==========
CALCULATION OF NET ASSET VALUE PER SHARE - CLASS A:
Net assets..................................................         $753,551                $1,043,923
Shares of beneficial interest outstanding
  (unlimited shares of beneficial interests authorized, no
  par value)................................................           36,292                    49,578
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................         $  20.76                $    21.06
                                                                     ========                ==========
Cost of Investments.........................................         $688,615                $  865,335
                                                                     ========                ==========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

POTOMAC INSURANCE TRUST                                       EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                                   BOND FUND             EQUITY FUND
                                                              --------------------   --------------------
                                                                July 1, 2004(1)        July 1, 2004(1)
                                                              to December 31, 2004   to December 31, 2004
                                                              --------------------   --------------------
INVESTMENT INCOME:
Dividend income.............................................        $12,823                $  1,141
Interest income.............................................            206                     359
                                                                    -------                --------
    Total investment income.................................         13,029                   1,500
                                                                    -------                --------
EXPENSES:
Investment advisory fees....................................          2,508                   3,217
Distribution fees...........................................            627                     804
Administration fees.........................................         10,000                  10,000
Shareholder servicing fees..................................          3,002                   3,144
Fund accounting fees........................................         12,284                  16,324
Custody fees................................................             87                     112
Professional fees...........................................         25,272                  26,372
Reports to shareholders.....................................          1,751                   2,248
Directors' fees and expenses................................          2,469                   2,469
Other.......................................................            110                     117
                                                                    -------                --------
    Total expenses..........................................         58,110                  64,807
    Less: Waiver of expenses by Advisor.....................        (53,095)                (58,373)
                                                                    -------                --------
    Net expenses............................................          5,015                   6,434
                                                                    -------                --------
NET INVESTMENT INCOME (LOSS)................................          8,014                  (4,934)
                                                                    -------                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................            (52)                    301
  Capital gain distributions from regulated investment
    companies...............................................          6,175                      --
                                                                    -------                --------
                                                                      6,123                     301
                                                                    -------                --------
Net unrealized appreciation (depreciation) on:
  Investments...............................................          6,357                  55,802
                                                                    -------                --------
    Net realized and unrealized gain (loss) on
      investments...........................................         12,480                  56,103
                                                                    -------                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $20,494                $ 51,169
                                                                    =======                ========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               DECEMBER 31, 2004

POTOMAC INSURANCE TRUST

                                                              EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                                   BOND FUND             EQUITY FUND
                                                              --------------------   --------------------
                                                                July 1, 2004(1)        July 1, 2004(1)
                                                              to December 31, 2004   to December 31, 2004
                                                              --------------------   --------------------
OPERATIONS:
Net investment income (loss)................................       $   8,014              $   (4,934)
Net realized gain (loss) on investments.....................             (52)                    301
Capital gain distributions from regulated investment
  companies.................................................           6,175                      --
Net unrealized appreciation (depreciation) on investments...           6,357                  55,802
                                                                   ---------              ----------
    Net increase (decrease) in net assets resulting from
      operations............................................          20,494                  51,169
                                                                   ---------              ----------
BENEFICIAL INTERESTS TRANSACTIONS - CLASS A:
Shares sold.................................................         974,006               1,233,433
Shares redeemed.............................................        (290,949)               (290,679)
                                                                   ---------              ----------
    Net increase (decrease) in net assets resulting from
      beneficial interest transactions......................         683,057                 942,754
                                                                   ---------              ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................         703,551                 993,923
                                                                   ---------              ----------
NET ASSETS:
Beginning of period.........................................          50,000(2)               50,000(2)
                                                                   ---------              ----------
End of period...............................................       $ 753,551              $1,043,923
                                                                   =========              ==========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD.................................................       $   8,014              $       --
                                                                   ---------              ----------

(1) Commencement of operations.

(2) Reflects the value of the Advisor's initial seed money investment on April 19, 2004.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

POTOMAC INSURANCE TRUST

                                                              EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                                   BOND FUND             EQUITY FUND
                                                              --------------------   --------------------
                                                                    CLASS A                CLASS A
                                                              --------------------   --------------------
                                                                July 1, 2004(1)        July 1, 2004(1)
                                                              to December 31, 2004   to December 31, 2004
                                                              --------------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................       $   20.00              $    20.00
                                                                   ---------              ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3).............................            0.32                   (0.15)
Net realized and unrealized gain (loss) on investments......            0.44                    1.21
                                                                   ---------              ----------
    Total from investment operations........................            0.76                    1.06
                                                                   ---------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................              --                      --
Distributions from realized gains...........................              --                      --
                                                                   ---------              ----------
    Total distributions.....................................              --                      --
                                                                   ---------              ----------
NET ASSET VALUE, END OF PERIOD..............................       $   20.76              $    21.06
                                                                   =========              ==========
TOTAL RETURN(4).............................................           3.80%                   5.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................       $ 753,551              $1,043,923
Ratio of net expenses to average net assets:
  Before expense waiver.....................................          23.17%(2)               20.13%(2)
  After expense waiver......................................           2.00%(2)                2.00%(2)
Ratio of net investment income (loss) to average net assets:
  Before expense waiver.....................................        (17.98)%(2)             (19.66)%(2)
  After expense waiver......................................           3.19%(2)()            (1.53)%(2)
Portfolio turnover rate.....................................              7%                      2%

(1) Commencement of operations.

(2) Annualized.

(3) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(4) Total returns are not annualized for periods less than one year. All returns reflect reinvested dividends but do not reflect the deduction of taxes paid on fund distributions or the redemption of fund shares.

                     See notes to the financial statements.

                           EVOLUTION VP MANAGED FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

1. ORGANIZATION

Potomac Insurance Trust (the "Trust") was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently in operation are the Evolution VP Managed Bond Fund and the Evolution VP Managed Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund commenced operations on July 1, 2004.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other registered investment companies. The objective of the Evolution Managed Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities.

Class A shares are subject to an annual Rule 12b-1 fee of up to 0.25% of Class A's average daily net assets to pay the insurance company of plan sponsor for servicing shareholder accounts. Because the fees are paid out of each Fund's net assets on an ongoing basis, the cost of an investment in a Fund will increase over time. Rafferty Capital Markets, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of Rafferty Asset Management, LLC (the "Advisor"). For the period ended December 31, 2004, the Distributor received no brokerage commissions or distribution (12b-1) fees from the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to believe the quotations are not reflective of the fair value of these instruments are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes. Distributions from regulated investment companies are recorded on ex-date.

  D) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no Federal income or excise tax provision is required.

Net investment income and realized gains and losses for Federal Income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses. On the Statement of Assets and Liabilities, the following adjustments were made:

                                                                 ACCUMULATED NET
                                            ACCUMULATED NET       REALIZED GAIN
                                           INVESTMENT INCOME        (LOSS) ON
                                                (LOSS)             INVESTMENTS        PAID-IN CAPITAL
                                           -----------------   --------------------   ---------------
Evolution VP Managed Bond Fund                  $   --                $  --               $    --
Evolution VP Managed Equity Fund                 4,934                 (301)               (4,633)

  E) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds incur expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Expenses that are not directly attributable to a Fund are generally allocated among the funds comprising the Trust in proportion to their respective average net assets.

  F) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund intends to distribute to its shareholders at least annually substantially all net investment income and net realized capital gains, if any. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

There were no distributions paid during the period ended December 31, 2004 for the Evolution VP Managed Bond Fund and the Evolution VP Managed Equity Fund.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                      EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                           BOND FUND             EQUITY FUND
                                                      --------------------   --------------------
Cost basis of investments for Federal Income tax
  purposes                                                  $688,615               $865,335
                                                            --------               --------
Gross unrealized appreciation                                 13,298                 63,941
Gross unrealized depreciation                                 (6,941)                (8,139)
                                                            --------               --------
Net unrealized appreciation/(depreciation)                     6,357                 55,802
                                                            --------               --------
Undistributed ordinary income/(loss)                           8,014                     --
Undistributed long-term gain/(loss)                            6,123                     --
                                                            --------               --------
Distributable earnings                                        14,137                     --
                                                            --------               --------
Other accumulated gain/(loss)                                     --                     --
                                                            --------               --------
Total accumulated gain/(loss)                               $ 20,494               $ 55,802
                                                            ========               ========

As of December 31, 2004, the Funds did not have any net capital loss carryforwards or any deferred post-October losses.

  G) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SHARES OF BENEFICIAL INTERESTS TRANSACTIONS

Transactions in shares of beneficial interests during the period from July 1, 2004 (commencement of operations) to December 31, 2004 were as follows:

                                                      EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                          BOND FUND(1)          EQUITY FUND(1)
                                                      --------------------   --------------------
CLASS A:
Shares sold                                                  48,332                 61,609
Shares redeemed                                             (14,540)               (14,531)
                                                            -------                -------
Total net increase (decrease) from shares of
  beneficial interests transactions                          33,792                 47,078
                                                            =======                =======

(1) Each Fund sold 2,500 shares of beneficial interests to the Advisor upon seeding of each Fund on April 19, 2004.

4. INVESTMENT TRANSACTIONS

During the period ended December 31, 2004, the aggregate purchases and sales of investments (excluding short-term investments) were:

                                                      EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                           BOND FUND             EQUITY FUND
                                                      --------------------   --------------------
Purchases                                                   $700,552               $871,332
Sales                                                         18,060                  6,298

There were no purchases or sales of long-term U.S. Government Securities during the period ended December 31, 2004 for any of the Funds.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Evolution Managed Bond Fund and the Evolution Managed Equity Fund with Flexible Plan Investments, Ltd. (the "Sub-Advisor"), whereby the Sub-Advisor will direct investment activities of the Funds. The Advisor pays, out of the management fees it receives from the Funds, a fee to the Sub-Advisor for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended December 31, 2004, the Advisor agreed to pay all operating expenses, in excess of the annual cap on expenses presented below as applied to each Fund's average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended December 31, 2004, the Advisor paid the following expenses:

                                                      EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                           BOND FUND             EQUITY FUND
                                                      --------------------   --------------------
CLASS A:
Annual Advisory rate                                           1.00%                  1.00%
Annual cap on expenses                                         2.00%                  2.00%
Waiver of expenses paid in excess of the annual cap
  on expenses                                               $53,095                $58,373
Advisor expense waiver recovery                             $    --                $    --

Expenses subject to potential recovery expiring in:

                                                      EVOLUTION VP MANAGED   EVOLUTION VP MANAGED
                                                           BOND FUND             EQUITY FUND
                                                      --------------------   --------------------
2007                                                        $53,095                $58,373

The Advisor paid all offering costs and organizational expenses associated with the registration and seeding of each Fund.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Potomac Insurance Trust:

We have audited the accompanying statements of assets and liabilities of Potomac Insurance Trust, comprising the Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund (the "Funds"), including the schedules of investments, as of December 31, 2004, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 1, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund of the Potomac Insurance Trust at December 31, 2004, the results of their operations, changes in their net assets, and the financial highlights for the period from July 1, 2004 to December 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                         /s/ ERNST & YOUNG LLP

Chicago, Illinois
February 11, 2005

                          THE POTOMAC INSURANCE TRUST
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              18
  33 Whitehall St.,          Board of          until removal or     Executive Officer of
      10th Flr.         Trustees since 1997       resignation             Rafferty,
    New York, NY                                                   1997 -- present; Chief
        10004                                                       Executive Officer of
       Age: 61                                                       Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               18
  33 Whitehall St.,                            until removal or         Partners LLC,
      10th Flr.                                   resignation       1998 -- present (NASD
    New York, NY                                                       Broker Dealer).
        10004
       Age: 58
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
  33 Whitehall St.,
      10th Flr.
    New York, NY
        10004
       Age: 61
----------------------  -------------------
   Jay F. Higgins*         Dwango North
  33 Whitehall St.,        America Corp
      10th Flr.         (radio, telephone,
    New York, NY          communications)
        10004
       Age: 58
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***     Trustee since 2002    Lifetime of Trust     President, Kevin G.             18
   33 Whitehall St.,                           until removal or    Boyle Securities, Inc.,
       10th Flr.                                  resignation         1981 -- present.
     New York, NY
         10004
        Age: 54
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             18
   33 Whitehall St.,                           until removal or     Executive Officer of
       10th Flr.                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
         10004                                                      Trustee, The Opening
        Age: 59                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             18
   33 Whitehall St.,                           until removal or       1985 -- present;
       10th Flr.                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
         10004                                                        1987 -- present.
        Age: 60

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***            None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 54
-----------------------  -------------------
    Daniel J. Byrne             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 59
-----------------------  -------------------
 Gerald E. Shanley III          None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 60

                          THE POTOMAC INSURANCE TRUST
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
       OFFICERS
   Daniel D. O'Neill       Chief Executive         One year         Managing Director of
   33 Whitehall St.,     Officer since 2003,                              Rafferty,
       10th Flr.           President since                            1999 -- present;
  New York, NY 10004            1999                                 Portfolio Manager,
        Age: 36                                                       Hermitage Capital
                                                                         Management,
                                                                        1998 -- 1999;
                                                                   Associate, Akin, Gump,
                                                                   Strauss, Hauer & Feld,
                                                                   LLP, 1995 -- 1998 (law
                                                                           firm).
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagen       Chief Compliance         One year           Vice President of
   33 Whitehall St.,      Officer and Chief                               Rafferty,
       10th Flr.          Financial Officer                           1997 -- present.
     New York, NY            since 2004
         10004
        Age: 60
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
   33 Whitehall St.,       President since                                Rafferty,
       10th Flr.                1999                                  1997 -- present.
  New York, NY 10004
        Age: 59
------------------------------------------------------------------------------------------------------------------
   Steven P. Sprague        Treasurer and          One year        Chief Financial Officer
   33 Whitehall St.,      Controller since                               of Rafferty
       10th Flr.                1999
  New York, NY 10004
        Age: 55
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis        Secretary since         One year         Vice President, U.S.
   615 East Michigan            2004                               Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 30
------------------------------------------------------------------------------------------------------------------
   Angela M. Brickl      Assistant Secretary       One year              Compliance
   615 East Michigan         since 2004                              Administrator, U.S.
        Street                                                      Bancorp Fund Services
  Milwaukee, WI 53202                                               LLC, 2003 -- present,
        Age: 28                                                       Business Analyst,
                                                                   Strong Financial Corp.,
                                                                    2002 -- 2003, Senior
                                                                       Auditor, Arthur
                                                                    Andersen 1999 -- 2002
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
       OFFICERS
   Daniel D. O'Neill            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 36
-----------------------  -------------------
   Timothy P. Hagen             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 60
-----------------------  -------------------
   Philip A. Harding            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 59
-----------------------  -------------------
   Steven P. Sprague            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 55
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 30
-----------------------  -------------------
   Angela M. Brickl             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 28
-----------------------  -------------------

  * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

 ** The Potomac Insurance Trust currently offer for sale 2 portfolios of the 20 currently registered with the SEC.

*** Mr. Boyle was an interested Trustee for the period May through September
    2004 due to his daughter being employed by Rafferty Capital Markets, LLC.

    The Trustees and Officers table is current as of January 1, 2005.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT

          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN

          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL

          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR

          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.


The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Beginning with the Funds' first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                               December 31, 2004


                   [THE POTOMAC FUNDS LOGO]
                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

UNDERTAKE TO PROVIDE A COPY TO ANY PERSON WITHOUT CHARGE: The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-851-0511.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                    FYE 12/31/2004   FYE 12/31/2003
                    --------------   --------------
Audit Fees              $39,000            None
Audit-Related Fees            -            None
Tax Fees                  8,000            None
All Other Fees                -            None

The Audit Committee Charter provides that the audit committee (comprised of the Independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The Audit Committee also is responsible for pre-approval (subject to the de minimus exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rule thereunder) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant's Audit Committee pre-approved all fees described above which Ernst & Young billed to registrant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc. -- not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees           FYE 12/31/2004  FYE 12/31/2003
----------------------           --------------  --------------
Registrant                              -              -
Registrant's Investment Adviser         -              -

Registrant's Audit Committee has considered the non-audit services provided to the registrant and registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser as described above and determined that these services do not compromise Ernst & Young's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(b) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) The Potomac Insurance Trust

      By (Signature and Title) /s/ Daniel D. O'Neill
                               -------------------------------------------------
                                   Daniel D. O'Neill , President

      Date March 7, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*) /s/ Daniel D. O'Neill
                                 -----------------------------------------------
                                     Daniel D. O'Neill , President

         Date March 7, 2005

      By (Signature and Title)* /s/ Timothy P Hagan
                                ------------------------------------------------
                                  Timothy P. Hagan, Chief Financial Officer

      Date March 4, 2005

* Print the name and title of each signing officer under his or her signature.